Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Note 9 — Stockholders’ Equity
Common and Preferred Stock
As of December 31, 2023, the Company had authorized a total of 466,000,000 shares of stock, consisting of (i) 400,000,000 shares of Class A Common Stock, (ii) 65,000,000 shares of Class B Common Stock and (iii) 1,000,000 shares of preferred stock, par value $0.0001 per share (“Preferred Stock”). As of December 31, 2023, the Company had 18,885,500 and 3,702,613 shares of Class A Common Stock and Class B Common Stock issued and outstanding, respectively. There were no shares of preferred stock outstanding as of December 31, 2023.
Holders of the Class A Common Stock and Class B Common Stock have identical distribution rights, except that holders of the Class A Common Stock are entitled to one vote per share and holders of the Class B Common Stock are entitled to ten votes per share. Each share of Class B Common Stock can be converted into one share of
Class A Common Stock at any time at the option of the holder and automatically converts upon sale or transfer, except for certain transfers specified in the Company’s amended and restated certificate of incorporation, as amended.
Reverse Stock Split
On June 8, 2023, the Company’s stockholders approved a Reverse Stock Split pursuant to which all issued and outstanding shares of Class A Common Stock and Class B Common Stock, at a ratio in the range of
1-for-5
to
1-for-15
,
with the final decision of whether to proceed with the Reverse Stock Split and the exact ratio and timing of the reverse stock split to be determined by the board of directors, in its discretion, but no later than June 8, 2024. On September 13, 2023, with the Board’s approval, the Company filed the Amended Certificate with the Secretary of the State of Delaware, thereby affecting the reverse stock split at
1-for-15
ratio. See
Note 1 – Description of Business, Basis of Presentation and Significant Accounting Policies,
Reverse Stock Split
, for the impact of the Reverse Stock Split on previously reported share and per share amounts.
B. Riley Common Stock Purchase Agreement and Registration Rights Agreement
On August 2, 2022, the Company entered into a Common Stock Purchase Agreement and a Registration Rights Agreement (the “B. Riley Agreements”) with B. Riley Principal Capital II, LLC (“B. Riley”), wherein the Company would have the right to sell to B. Riley up to the lesser of (i) $100.0 million of newly issued shares of the Class A Common Stock, and (ii) 3,537,310 newly issued shares of Class A Common Stock which number of shares is equal to 19.99% of the sum of the Company’s Common Stock issued and outstanding immediately prior to the execution of the B. Riley Purchase Agreements. The Company terminated the B. Riley Purchase Agreements effective July 5, 2023.
Shelf Registration
In May 2023, the Company filed a universal shelf registration statement on Form
S-3
(the “May Registration Statement”) with the SEC to provide access to additional capital, if needed. Pursuant to the May Registration Statement, the Company may from time to time offer to sell in one or more offerings shares of its Class A Common Stock or other securities having an aggregate value of up to $100,000,000. The May Registration Statement (No.
333-271589)
relating to these securities became effective on May 16, 2023.

Shares of Class A Common Stock sold pursuant to the Sales Agreement were registered under the Act pursuant to the May Registration Statement and a prospectus supplement filed on July 10, 2023. See
ATM Sales Agreement
below for information regarding the sale of such shares. The Original Note and Original Warrants were registered under the Act pursuant to the May Registration Statement and prospectus supplement filed on August 4, 2023. See
Note 7 — Long-term Debt and Warrants.
The shares of Class A Common Stock issued to the Apollo Stockholders in settlement of the contingent consideration obligation were registered under the Exchange Act pursuant to the May Registration Statement and prospectus supplement filed on October 2, 2023. See
Note 5 — Fair Value Measurements
for information about the shares of Class A Common Stock issued to the Apollo Stockholders.
As of December 31, 2023, there is $73.6 million available under the May Registration Statement.
Given the late filing of this Annual Report, the Company is no longer eligible to use either the May Registration Statement or the September Registration Statement.
ATM Sales Agreement
On July 10, 2023, the Company entered into a Sales Agreement (the “Sales Agreement”) with Roth Capital Partners, LLC (“Roth”). The Sales Agreement provides for the offer and sale of up to $65.0 million of the Company’s newly issued Class A Common Stock, from time to time through an “at the market offering”

program. The Company specifies the parameters for the sale of the shares of Class A Common Stock, including the number of shares to be issued, the time period during which sales are requested to be made, any limitation on the number of shares that may be sold in any one trading day and any minimum price below which sales may not be made. Actual sales of Class A Common Stock under the Sales Agreement depends on a variety of factors including, among other things, market conditions and the trading price of the Class A Common Stock, and the full amount of capital may not be fully realized.
From July 10, 2023 to November 30, 2023, 449,863 shares of the Company’s Class A Common Stock were sold under the Sales Agreement resulting in proceeds of $1.2 million, net of broker commissions, fees and third-party issuance costs $0.1 million. The average price per share sold under the Sales Agreement during the period was $2.63 per share. The Company incurred $0.3 million of third-party issuance costs related to legal, accounting and registration costs which are recorded as deferred issuance costs on the consolidated financial statements and were allocated on a per share basis and charged to additional paid-in
capital along with broker commissions per shares sold under the Sales Agreement.
In November 2023, the Company suspended further sales of its Class A Common Stock under the Sales Agreement, following which, the remaining unamortized third-party issuance costs of $0.2 million were charged to other expense on the consolidated statements of operations.